Cover	9 Months Ended
Sep. 30, 2026
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BLUE LASER FUSION, INC.
Entity Central Index Key	0001938570
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	8731
Entity Tax Identification Number	88-1593753
Entity Address, Address Line One	6950 Hollister Ave
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	650
Local Phone Number	906-0323
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Entity Information [Line Items]
Entity Address, Address Line One	6950 Hollister Ave
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	650
Local Phone Number	906-0323
Contact Personnel Name	Shuji Nakamura